Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Provision for credit losses
Provision for loan losses	49	20	24	69	51
Provision for lending-related and other exposures	2	2	1	4	8
Provision for credit losses	51	22	25	73	59